Note 9 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income tax expense at U.S. federal statutory rate	21.00%	21.00%
Current year state and local income taxes net of federal income tax benefit	2.70%	4.30%
Other	(2.80%)	0.30%
Provision for income taxes	20.90%	25.60%